March 30, 2006

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA-2LNY
File No. 811-07368, CIK 0000894418
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-2LNY, a unit investment trust registered under the Act, recently mailed to its contract owners the annual reports for the following underlying management investment companies: AEGON/Transamerica Series Trust, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Inc., The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Investment Portfolios. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

•	AEGON/Transamerica Series Trust (CIK: 0000778207) filed on March 2, 2006

•	Dreyfus Variable Investment Fund (CIK: 0000813383) filed on February 16, 2006

•	Dreyfus Stock Index Fund, Inc. Fund (CIK: 0000846800) filed on February 16, 2006

•	The Dreyfus Socially Responsible Growth Fund, Inc. (CIK: 0000890064) filed on February 16, 2006

•	Dreyfus Investment Portfolios (CIK: 0001056707) filed on February 23, 2006

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Assistant Vice President
Transamerica Financial Life Insurance Company